SUMMARY OF IMPAIRED LOANS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans [Line Items]
Impaired Loans With No Related Allowance Increase During Period Percentage	62.60%	72.20%
Impaired Loans With No Related Allowance Increase During Period Amount	$ 1,216,000	$ 5,054,000
Impaired Loans With Specified Reserve Decrease Percentage	16.40%	46.70%
Impaired Loans With Specific Reserve Decrease Amount	$ 956,000	$ 5,096,000
Specified Reserve For Loan Losses	$ 76,000	$ 302,000	$ 524,000
Decrease In Specific Reserve Percentage	55.90%	1.10%
Decrease In Specific Reserve	$ 2,172,000	$ 42,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		2,220,000
Commercial Loan [Member]
Impaired Loans [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Commercial, at Acquisition, at Fair Value		$ 2,108,000